As filed with the Securities and Exchange Commission on 1/31/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
19 West 34th Street, Suite 816A
New York, NY 10001
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
19 West 34th Street, Suite 816A
New York, NY 10001
(Name and address of agent for service)

(212) 868-5970
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.3%
	Internet - Commerce - 20.2%
341,773	Autobytel Inc.*	$ 2,488,107
32,878	Ctrip.com International Ltd.*^	1,588,994
37,321	Digital River, Inc.*	1,564,496
86,000	E*Trade Group, Inc.*	1,191,960
1,000	eBay Inc.*	112,450
16,100	Getty Images, Inc.*	937,825
1,111,487	HomeStore, Inc. *	2,889,866
30,000	InterActiveCorp *	740,700
96,720	MatchNet PLC - Spons Reg S GDR *^ (EUR)	692,382
42,500	Monster Worldwide Inc.*	1,198,075
74,400	Netflix, Inc.*	846,672
33,053	Shanda Interactive Entertainment Ltd . - ADR *^	1,327,078
207,165	ValueClick, Inc.*	2,672,428
		18,251,033
	Internet Communications - 8.5%
295,022	Nuance Communications Inc.*	1,274,495
184,050	Openwave Systems Inc.*	2,425,779
970,402	Sycamore Networks, Inc.*	3,639,008
400,000	Tencent Holdings Limited*^ (HK)	303,500
		7,642,782
	Internet - Infrastructure - 31.0%
10,000	Adobe Systems Incorporated	605,600
87,788	Agile Software Corporation*	733,908
82,700	Akamai Technologies, Inc.*	1,070,965
1,000	Apple Computer, Inc.*	67,050
102,309	Conexant Systems, Inc.*	203,595
106,000	Digimarc Corporation *	976,260
130,600	Digital Insight Corporation*	2,132,045
163,300	Interwoven, Inc.*	1,584,010
59,407	Internet Security Systems, Inc.*	1,438,243
107,161	MatrixOne, Inc.*	708,334
15,000	McAfee Inc.*	433,500
20,000	PalmOne, Inc. *	700,800
215,690	PalmSource, Inc.*	3,416,530
804,500	Plumtree Software, Inc.	2,936,425
223,100	Roxio, Inc.*	2,088,216
54,576	SafeNet, Inc.*	1,946,180
240,079	SumTotal Systems, Inc.*	1,318,034
90,000	VeriSign, Inc.*	2,961,000
445,507	webMethods, Inc.*	2,735,413
		28,056,108

Page 1

Jacob Internet Fund
Schedule of Investments
November 30, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.3% (continued)
	Internet - Media Content - 22.6%
591,868	Alloy, Inc.*	$ 2,663,406
138,600	Ask Jeeves *	3,581,424
170,000	CNET Networks, Inc.*	1,584,400
100,000	DoubleClick Inc.*	750,000
1,000	Electronic Arts Inc.*	48,900
3,686	InfoSpace, Inc.*	163,290
135,833	iVillage, Inc.*	644,528
186,019	MarketWatch.com, Inc.*	3,374,385
49,100	SINA.com*^	1,812,772
117,800	Sohu.com Inc.*^	1,996,710
96,992	Take-Two Interactive Software, Inc.*	3,389,870
18,304	THQ, Inc.*	392,804
1,274	Yahoo! Inc.*	47,928
		20,450,417
	TOTAL COMMON STOCKS (Cost $61,440,319)	74,400,340

Principal
Amount
	SHORT-TERM INVESTMENTS - 18.2%
	U.S. Government Agency Obligations - 17.4%
$ 15,699,000	Federal Home Loan Bank Discount Notes, 1.11%, Due 12/01/04	15,699,000

	Variable Rate Demand Notes # - 0.8%
734,919	Wisconsin Corporate Central Credit Union, 1.85%	734,919

	TOTAL SHORT-TERM INVESTMENTS	16,433,919
	(Cost $16,433,919)

Page 2

Jacob Internet Fund
Schedule of Investments
November 30, 2004 (Unaudited)

Principal
Amount		Value

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 27.6%
	Corporate Notes and Bonds - 1.1%
999,646	Natexis Banq Populair NY Variable Rate Deposit Notes
	2.1075%, Due 7/12/05	999,646
	Total Corporate Notes and Bonds	999,646
	Money Market Mutual Funds - 1.2%
1,045,670	Merrill Lynch Premier Institutional Fund	1,045,670
	Total Money Market Mutual Funds	1,045,670
	Repurchase Agreements - 25.3%
3,900,000	Credit Suisse First Boston Reourchase Agreement
	(Dated 11/30/04), 2.08%, Due 12/1/04 (Repurchase Proceeds:
	$3,900,225) (Collateralized by Freddie Mac Collateralized
	Mortgage Obligations)	3,900,000
6,000,000	(Dated 11/30/04), 2.08%, Due 12/1/04 (Repurchase Proceeds:
	$6,000,347) (Collateralized by Fannie Mae Collateralized
	Mortgage Obligations)	6,000,000
13,000,000	(Dated 11/30/04), 2.08%, Due 12/1/04 (Repurchase Proceeds:
	$13,000,751) (Collateralized by Fannie Mae Collateralized
	Mortgage Obligations)	13,000,000
	Total Repurchase Agreements	22,900,000
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIRS LENDING (COST $24,945,316)	24,945,316
	TOTAL INVESTMENTS (Cost $102,819,554) - 128.1%	115,779,575

	LIABILITIES , LESS OTHER ASSETS - (28.1)%	(25,372,294)

	TOTAL NET ASSETS - 100.0%	$ 90,407,281

	* Non-income producing security.
	^ Foreign security.
	# Variable rate demand notes are considered short-term
	obligations and are payable upon demand. Interest rates
	change periodically on specified dates. The rates listed
	are as of November 30, 2004.
	ADR - American Depository Receipts.
	GDR - Global Depository Receipts.
	EUR - Euorpean Monetary Unit.
	HK - Hong Kong Dollars

Page 3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them in a timely manner.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification for the principal executive officer of the Registrant as required by Rule 30a-2(a)
under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

(a)(2) Certification for the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   01/28/05

By (Signature and Title) /s/ Francis Alexander
Francis Alexander, Treasurer

Date   01/28/05